Other income (Tables)	12 Months Ended
Dec. 31, 2018
Other income
Schedule of other income

	Year ended December 31,
	2018		2017		2016
Gain on sale of equipment	Ps.	(205)	Ps.	(1,340)	Ps.	(22,250)
Other expenses (income)		—		(40)		—
	Ps.	(205)	Ps.	(1,380)	Ps.	(22,250)